FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT [Abstract]
FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT
30	FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT

The Group’s activities involve principally the use of financial instruments, including derivatives. It also accepts deposits from customers at both fixed and floating rates, for various periods, and invests these funds in high-quality assets. Additionally, it places these deposits at fixed and variable rates with legal entities and individuals, considering the finance costs and expected profitability.

The Group also trades in financial instruments where it takes positions in traded and over-the-counter instruments, derivatives included, to take advantage of short term market movements on securities, bonds, currencies and interest rates.

Given the Group’s activities, it has a framework for risk appetite, a corner stone of the management. The risk management processes involve continuous identification, measurement, treatment and monitoring. The Group is exposed, principally, to operating risk, credit risk, liquidity risk, market risk, strategic risk and insurance technical risk. Finally, it reports on a consolidated basis the risks to which the Group is exposed.

a)	Risk management structure -

The Board of Directors of the Group and of each subsidiary are ultimately responsible for identifying and controlling risks; however, there are separate independent instances in the major subsidiaries responsible for managing and monitoring risks, as further explained below:

(i)	Group’s Board of Directors -

Credicorp Board of Directors –

The Credicorp Board of Directors is responsible for the overall approach to risk management of Credicorp Ltd., including the approval of its appetite for risk.

Likewise; take knowledge of the level of compliance of the appetite and the level of risk exposure, as well as the relevant improvements in the integral risk management of Grupo Crédito and Subsidiaries of Credicorp (Group).

Grupo Crédito’s Board of Directors –

Grupo Crédito’s Board of Directors is responsible for the general approach to risk management of the Group’s subsidiaries and the approval of the risk appetite levels that it is willing to assume. Furthermore, it approves the guidelines and policies for Integral Risk Management, promotes an organizational culture that emphasizes the importance of risk management, oversees the internal control system and ensures the adequate performance of the Group’s regulatory compliance function.

Group Company Boards -

The Board of each company of the Group is responsible for aligning the risk management established by the Board of Grupo Crédito with the context of each one of them. For that, it establishes a framework for risk appetite, policies and guidelines.

(ii)	Credicorp Risk Committee -

Represents the Credicorp Board of Directors, proposes the levels of risk appetite for Credicorp Ltd. Also, it is aware of the level of compliance of the risk appetite and the level of exposure assumed by Grupo Crédito and Credicorp subsidiaries and the relevant improvements in integral management of risks of said entities.

The Committee will be made up of no less than three directors of Credicorp, at least one of which must be independent. Additionally, the Board of Directors may incorporate as a member one or more directors of Credicorp subsidiaries. Likewise, the coordinator of the Committee will be the Credicorp Risk Manager, with the Internal Audit Manager as an observer member (without voice or vote). Finally, the following officials will attend the sessions as guests, according to the agenda of topics to be discussed and at the invitation of the Coordinator: General Manager, Finance Manager, Manager of the Risk Management Division of BCP, and all those people who criteria assist with the development of the session.

(iii)	Grupo Crédito Risk Committee -

Represents the Board of Grupo Crédito in risk management decision-making. Furthermore, proposes to Grupo Crédito’s Board of Directors the levels of risk appetite. This Committee defines the strategies used for the adequate management of the different types of risks and the supervision of risk appetite. In addition to it, they established principles, policies, and general limits to the Group.

The Risk Committee is presided by no less than three Board members of Grupo Crédito, at least one of which must be independent. Additionally, the Board of Directors may incorporate as a member one or more directors of the Group. Likewise, the coordinator of the Committee will be the Grupo Crédito Risk Manager, with the Internal Audit Manager as an observer member (without voice or vote). Finally, the following officials will attend the sessions as guests, according to the agenda of topics to be discussed and at the invitation of the Coordinator: General Manager, Finance Manager, Manager of the Risk Management Division of BCP, and all those people who criteria assist with the development of the session.

In addition to effectively managing all the risks, the Grupo Crédito Risk Committee is supported by the following committees which report periodically on all relevant changes or issues relating to the risks being managed:

Corporate credit Risk Committees (retail and non-retail)-

The Corporate credit Risk Committees (retail and non-retail) are responsible for reviewing the tolerance level of the credit risk appetite, the limits of exposure and the actions for the implementation of corrective measures, in case there are deviations. In addition, they propose credit risk management norms and policies within the framework of governance and the organization for the integral management of credit risk. Furthermore, they propose the approval of any changes to the functions described above and important findings to the Grupo Crédito Risk Committee.

Corporate Committee for Market, Structural, Trading and Liquidity Risks

The Corporate Committee for Market, Structural, Trading and Liquidity Risks is in charge of analyzing and proposing corporate objectives, guidelines and policies for the Management of Market and Liquidity Risks of the Group and the Group’s companies. As well as, monitor the indicators and limits of the market risk appetite and liquidity of the Group and of each one of the companies of the Group. Likewise, it is responsible for escalating managerial decisions above its authority to the Risk Committee of Grupo Crédito.

Corporate Model Risk Committee –

The Corporate Model Risk Committee is responsible for analyzing and proposing the actions corrections in case there are deviations with respect to the degrees of exposure assumed in the Appetite for Model Risk. Likewise, it proposes the creation and/or modification of the government for model risk management, monitoring compliance with the same. The Model Risk Committee monitors the Group’s data and analytical strategy and the health status of the model portfolio. They are also responsible to inform the Committee of Grupo Crédito Risks on exposures, related to model risk, which involve variations in the risk profile.

Corporate Operational Risk Methodology Committee -

The Corporate Methodological Committee of Operational Risk has as main responsibilities to review the main indicators of Operational Risk of the companies of the Group, as well as the progress of the methodologies deployed for Operational Risk and Business Continuity. Likewise, share best practices regarding the main challenges faced by Group companies.

(iv)	Central Risk Management of Credicorp -

The Central Risk Management of Credicorp informs the Credicorp Risk Committee of the level of compliance of the risk appetite and the level of exposure assumed by Grupo Crédito and Credicorp subsidiaries. Likewise, it reports the relevant improvements in the integral risk management of Grupo Crédito and Credicorp subsidiaries. In addition, it proposes to the Credicorp Risk Committee the risk appetite levels for Credicorp Ltd.

(v)	Central Risk Management of Grupo Crédito -

The Central Risk Management is responsible for the implementation of policies, procedures, methodologies and the actions to be taken to identify, measure, monitor, mitigate, report and control the different types of risks to which the Group is exposed. In addition, it is responsible for participating in the design and definition of the strategic plans of the business units to ensure that they are aligned within the risk parameters approved by the Grupo Crédito Board of Directors. Likewise, it disseminates the importance of adequate risk management, specifying in each of the units, the role that corresponds to them in the timely identification and definition of the corresponding actions.

The units of the Central Risk Management that manage risk at the corporate level are the following:

Credit Division -

The Credit Division proposes credit policies and evaluation criteria and credit risk management that the Group assumes with segment customers wholesaler. Evaluate and authorize loan proposals until their autonomy and propose their approval to the higher instances for those that exceed it. These guidelines are established on the basis of the policies set by the Grupo Crédito Board, respecting the laws and regulations in force. In addition, it assesses the evolution of the risk of wholesale clients and identifies problematic situations, taking actions to mitigate or resolve them.

Risk Management Division -

The Risk Management Division is responsible for ensuring that risk management directives and policies comply with the established by the Board of Directors. In addition, it is responsible for supervising the process of risk management and for coordinating with the companies of Credicorp involved in the whole process, promoting homogeneous risk management and aligned with the best practices. It also has the task of informing Board of Directors regarding: global exposure and by type of risk, as well as the specific exposure of each Group company.

Retail Banking Risk Division -

The Retail Banking Risk Division is responsible for managing the risk profile of the retail portfolio and developing credit policies that are in accordance with the guidelines and risk levels established by Grupo Crédito’s Board of Directors. Likewise, it participates in the definition of products and campaigns aligned to these policies, as well as in the design, optimization and integration of credit evaluation tools and income estimation for credit management. Likewise, there is an active and recurring participation of the BCP Retail Banking Risk Division in the Credit Risk and Collections Committee of Mibanco and in the BCB Retail Banking Risk Committee to ensure alignment of best practices in terms of policies and guidelines. credit ratings, risk segmentation and credit risk models.

Non-financial Risks Division -

The Non-financial Risks Division is responsible for defining a non-financial risks strategy aligned with the objectives and risk appetite set by the Board of Grupo Crédito. This strategy seeks to strengthen the management process, generate synergies, optimize resources and achieve better results among the units responsible for managing non-financial risks in the Group. Additionally, in order to achieve the objectives defined in the non-financial risk strategy, the Division is responsible for promoting risk culture, developing talent, defining indicators and generating and following-up strategic projects and initiatives.

(vi)	Internal Audit Division and Corporate Ethics and Compliance Division -

The Internal Audit Division is in charge of monitoring on an ongoing basis the effectiveness and efficiency of the risk management function in the Group, verifying compliance with regulations, policies, objectives and guidelines set by the Board of Directors. On the other hand, it evaluates sufficiency and integration level of Group’s information and database systems. Finally, it ensures that independence is maintained between the functions of the risk management and business units, for each of the Group’s companies.

The Corporate Compliance and Ethics Division reports to the Board of Directors and is responsible for providing corporate policies to ensure that Group companies specifically comply with regulations that specified them, and the guidelines established in the Code of Ethics.

b)	Risk measurement and reporting systems -

The risk is measured according to models and methodologies developed for the management of each type of risk. Risk reports that allow to monitor at the level added and detailed the different types of risks of each company which is exposed. The system provides the facility to meet the appetite review needs by risk requested by the committees and areas described above; as well as comply with regulatory requirements.

c)	Risk mitigation -

Depending on the type of risk, mitigating instruments are used to reduce its exposure, such as guarantees, derivatives, controls and insurance, among others. Furthermore, it has policies linked to risk appetite and established procedures for each type of risk.

The Group actively uses guarantees to reduce its credit risks.

d)	Risk appetite -

Based on corporate risk management, Grupo Crédito’s Board of Directors approves the risk appetite framework to define the maximum level of risk that the organization is willing to take as seeks its strategic and financial objectives, maintaining a corporate vision in individual decisions of each entity. This Risk Appetite framework is based on “core” and specific metrics:

Core metrics are intended to preserve the organization’s strategic pillars, defined as solvency, liquidity, profit and growth, income stability and balance sheet structure and cybersecurity risks.

Specific metrics objectives are intended to monitor on a qualitative and quantitative basis the various risks, to which the Group is exposed, as well as defining a tolerance threshold of each of those risks, so the risk profile set by the Board is preserved and any risk focus is anticipated on a more granular basis.

Risk appetite is measured based on the following guidelines:

-	Risk appetite statement: Establishes explicit general principles and the qualitative declarations which complement the risk strategy.

-	Metrics scorecards: These are used to define the levels of risk exposure in the different strategic pillars.

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Limits: Allows control over the risk-taking process within the tolerance threshold established by the Board. They also provide accountability for the risk-taking process and define guidelines regarding the target risk profile.

-	Government scheme: Seeks to guarantee compliance of the framework through different roles and responsibilities assigned to the units involved.

The appetite is integrated into the processes of strategic and capital guidelines, as well as in the definition of the annual budget, facilitating the strategic decision making of the organization.

e)	Risk concentration -

Concentrations arise when a reduced and representative number of all of the counterparties of the Group are engaged in similar business activities, or activities in the same geographic region, or have similar economic and political conditions among others.

In order to avoid excessive concentrations of risk, the policies and procedures include specific guidelines and limits to guarantee a diversified portfolio.

30.1	Credit risk -

a)
The Group takes on exposure to credit risk, which is the probability of suffering losses caused by debtors or counterparties failing to comply with payment obligations in on or off the balance sheet exposures.

Credit risk is the most important risk for the Group’s business; therefore, Management carefully manages its exposure to credit risk. Credit exposures arise principally from lending activities that lead to direct loans; they also result from investment activities. There is also credit risk in off-balance sheet financial instruments, such as contingent credits (indirect loans), which expose Credicorp to risks similar to direct loans. Likewise, credit risk arises from derivative financial instruments that present showing positive fair values. Finally, all exposure to credit risk (direct or indirect) is mitigated by the control processes and policies.

As part of managing this type of risk, provisions for impairment of its portfolio are assigned as of the date of the statement of financial position.

Credit risk levels are defined based on risk exposure limits, which are frequently monitored. Said limits are established in relation to one borrower or group of borrowers, geographical and industry segments. Furthermore, the risk limits by product, industry sector and by geographical segment are approved by the Risk Committee of Credicorp.

Exposure to credit risk is managed through regular analysis of the ability of debtors and potential debtors to meet interest and principal repayment obligations and by changing the credit limits when it is appropriate. Other specific control measures are outlined below:

(i)	Collateral -

The Group employs a range of policies and practices to mitigate credit risk. The most traditional of these is collateralization which is common practice. The Group implements guidelines on the acceptability of specific classes of collateral or credit risk mitigation. The main types of collateral obtained are as follows:

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For loans and advances, collateral includes, among others, mortgages on residential properties; liens on business assets such as plants, inventory and accounts receivable; and liens on financial instruments such as debt securities and equity securities.

-	For repurchase agreements and securities lending, collateral consists of fixed income instruments, cash and loans.

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Long term loans and financing to corporate entities are generally guaranteed. Loans to micro business generally have no collateral. In order to minimize credit loss, the Group will seek additional collateral from the counterparty as soon as impairment indicators arise.

Collateral held as security for financial assets other than loans is determined by the nature of the instrument. Debt securities, treasury and other eligible bills are generally unsecured, with the exception of assets backed securities and similar instruments, which are secured by portfolios of financial instruments.

Management monitors the market value of collateral, requests additional collateral in accordance with the underlying agreement, and monitors the market value of collateral obtained during its review of the adequacy of the allowance for impairment losses. As part of the Group’s policies, the recovered assets are sold in seniority order. The proceeds of the sale are used to reduce or amortize the outstanding debt. In general, the Group doesn’t use recovered assets for its operational purposes.

(ii)	Derivatives -

The amount subject to credit risk is limited to the current and potential fair value of instruments that are favorable to the Group (fair value is positive). In the case of derivatives this is only a small fraction of the contract, or notional values used to express the volume of instruments outstanding. This credit risk exposure is managed as a portion of the total credit limits with customers, together with potential exposures from market movements.

(iii)	Credit-related commitments -

The primary purpose of these instruments is to ensure that funds are available to a customer as required. Guarantees and letters of credit have the same credit risk as direct loans. Documentary and commercial letters of credit - which are written undertakings by the Group on behalf of a customer authorizing a third party to draw drafts on the Group up to a stipulated amount under specific terms and conditions - are collateralized by the underlying shipments of goods to which they relate and therefore have less risk than a direct loan. The Group has no mandatory commitments to extend credit.

b)
The maximum exposure to credit risk as of December 31, 2023 and 2022, before the effect of mitigation through any collateral, is the carrying amount of each class of financial assets indicated in Notes 30.11(a), 30.11(b) and the contingent credits detailed in Note 18(a).

c)	Credit risk management for loans -

Credit risk management is mainly based on the rating and scoring internal models of each company of the Group. In Credicorp, quantitative and qualitative analysis are made for each client, regarding their financial position, credit behavior in the financial system and the market in which they operate or are located. This analysis is carried out continuously to characterize the risk profile of each operation and client with a loan position in the Group.

In the Group, a loan is internally classified as past due according to three criteria: the number of days past due based on the contractually agreed due date, the subsidiary and the type of loan. The detail is shown below:

-	Banco de Crédito del Perú, Mibanco y Solución Empresa Administradora Hipotecaria internally classify a loan as past due

-	For corporate, large and medium companies, when it has more than 15 days in arrears.

-	For small and microbusiness when it has more than 30 days in arrears.

-	For overdrafts when it has more than 30 days in arrears.

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For consumer, mortgage and leasing operations, installments are internally classified as past due when they are between 30 and 90 days in arrears; after 90 days, the pending loan balance is considered past due.

-	Mibanco Colombia internally classifies a loan as past due:

-	For commercial loans when it has more than 90 days in arrears.

-	For microbusiness loans when it has more than 60 days in arrears.

-	For consumer loans when it has more than 60 days in arrears.

-	For mortgage loans when it has more than 30 days in arrears.

-	ASB Bank Corp. internally classifies a loan as past due when it has 1 or more days in arrears.

-	Banco de Crédito de Bolivia internally classifies a loan as past due when it has 30 or more days in arrears.

Estimate of the expected credit loss -

The measurement of the expected credit loss is based on the product of the following risk parameters: (i) probability of default (PD), (ii) loss given default (LGD), and (iii) exposure at default (EAD); discounted at the reporting date using the effective interest rate. The definition of the parameters is presented below:

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Probability of default (PD): is a credit rating measure that is given internally to a client with the objective of estimating its probability of default within a specific time horizon. The process of obtaining the PD is carried out considering three main components: (i) the risk observed at the portfolio level, (ii) the macroeconomic perspectives of the main countries where Credicorp operates and (iii) the individual risk of each loan, which It is measured through rating and scoring tools.

The Group considers that a financial instrument is in default if it meets the following conditions, according to the type of asset:

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Consumer products, credit card and SME: if the client, at some certain point, presents arrears equal to or greater than 60 days and/or has operations that are refinanced, restructured, in pre-judicial, judicial proceedings or written off.

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Mortgage products: if the client, at some certain point, presents arrears equal to or greater than 120 days and/or has operations that are refinanced, restructured, in pre-judicial, judicial proceedings or written off.

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Commercial banking: if the client, at some certain point, is in the Collections portfolio, or has a risk classification of Deficient, Doubtful or Loss, or has operations that are refinanced, in pre-judicial, judicial proceedings or written off. Also, a client can be considered as default if it shows signs of significant qualitative impairment.It should be noted that, for commercial clients with the highest loan position that are classified in default, the Risk Management performs an individual review to determine the expected credit loss in each case, in which it considers: (i) knowledge of the specific situation of the client, (ii) the coverage of real guarantees, (iii) the financial information available of the company, (iv) the conditions of the sector in which the company operates, (v) among others.

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Investments: if the instrument has a default rating according to external rating agencies such as Fitch, Standard & Poors or Moody’s, or if it has an indicator of arrears equal to or greater than 90 days. In addition, an issuer can be considered as default if it shows signs of significant qualitative impairment. When an issuer is classified as default, all its instruments are also classified as default, that is, in stage 3.

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Loss given default (LGD): this is a measurement which estimates the severity of the loss that would be incurred at the time of the default. It has two approaches in the estimate of the severity of the loss, according to the stage of the client:

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LGD workout: is the real loss of clients who reached the default stage. To calculate this parameter, the recoveries and costs of each of the operations are included (includes open and closed recovery processes).

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LGD ELBE (expected loss best estimate): s the loss of contracts in a situation of default based on the time in default of the operation (the longer the time in default, the higher the level of loss of the operation).

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Exposure at default (EAD): this is a measurement which estimates the exposure at the time of the client’s default, considering changes in future exposure, for example, in the case of prepayments and/or greater utilization of unused credit lines.

The estimate of the risk parameters considers information regarding the actual conditions, as well as the projections of future macroeconomic events and conditions in three scenarios (base, optimistic and pessimistic), which are weighted to obtain the expected credit loss.

The fundamental difference between the expected credit loss of a loan allocated in stage 1 and stage 2 is the PD’s time horizon. The estimates in stage 1 use a PD with a maximum time horizon of 12 months, while those in stage 2 use a PD measured for the remaining lifetime of the instrument. The estimates in stage 3 are carried out based on an LGD “best estimate”.

For those portfolios that are not material and/or do not have specific credit scoring models, the option was to extrapolate the expected credit loss ratio of portfolios with comparable characteristics.

The main methodological calibrations made in the internal credit risk models during 2023 were:

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PD models: in accordance with our internal governance scheme, throughout 2023 we continue to monitor the performance of the PD models and implement the necessary calibrations to maintain an adequate measurement of the credit risk of our loan portfolio. In this sense, in the first half of 2023, a new version of the PD FWL parameter was implemented for the estimation of expected credit loss of the SME portfolio, in which the GDP variable was added to better capture the impact of the macroeconomics condition.

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LGD models: In accordance with our internal governance scheme, throughout 2023 we continue to monitor the performance of LGD models and implement the necessary calibrations to maintain an adequate measurement of the credit risk of our loan portfolio. In this sense, in the fourth quarter of 2023, a new version of the LGD parameter was implemented for the estimation of the expected credit loss of the Hipotecario portfolio, which allowed the Government’s coverage of the Mivivienda program loans to be recognized in a more precise way.

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On an extraordinary basis, the expected impact of the El Niño phenomenon on the credit risk of the Group’s loan portfolio was measured, focusing the analysis on the geographic areas with the greatest potential impact, and the additional provisions associated with this event were recorded.

Prospective information -

The measurement of the expected credit loss for each stage and the evaluation of significant increase in credit risk consider information on previous events and current conditions, as well as reasonable projections based on future events and economic conditions.

For the estimate of the risk parameters (PD, LGD, EAD), used in the calculation of the expected credit loss in stages 1 and 2, the significance of the macroeconomic variables (or their variations) that have the greatest influence on each portfolio which provide a better prospective and systemic vision to the estimate, based on econometric techniques. Each macroeconomic scenario used in the estimate of the expected credit loss considers projections of relevant macroeconomic variables, such as the gross domestic product (GDP), employment, terms of trade, inflation rate, among others, for a period of 3 years and a long-term projection.

The expected credit loss is a weighted estimate that considers three future macroeconomic scenarios (baseline, optimistic, pessimistic). These scenarios, as well as the probability of occurrence of each one, are projections provided by the internal Economic Studies team and are approved by Senior Management; These projections are made for the main countries where Credicorp operates. The design of the scenarios is reviewed quarterly. All scenarios considered apply to portfolios subject to expected credit loss with the same probabilities.

Changes from one stage to another -

The classification of an instrument as stage 1 or stage 2 depends on the concept of “significant increase in credit risk” at the reporting date compared to the origin date. This classification is updated monthly. As the IFRS 9 states, this classification depends on the following criteria:

-	An account is classified in stage 2 if it has more than 30 days in arrears.

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Additionally, significant risk thresholds were established based on absolute and relative thresholds that depend on the risk level in which the instrument was originated. The thresholds differ for each of the portfolios considered.

-	Additional qualitative reviews are carried out based on the risk segmentation used in the management of Retail Banking and an individual review is carried out in Wholesale Banking.

Additionally, all those accounts classified as default at the reporting date, according to the definition used by the Group, are considered as stage 3.

Evaluations of significant increase in credit risk from initial recognition and credit impairment are carried out independently on each reporting date.

Wholesale Banking assets can be moved in both directions from one stage to another; in this sense, a financial asset that migrated to stage 2 will return to stage 1 if its credit risk did not increase significantly from its initial recognition until a subsequent reporting period. Likewise, an asset that is in stage 3 will return to stage 2 if the asset is no longer considered to be impaired (according to our definition of default) for a certain number of subsequent reporting periods.

On the other hand, Retail Banking assets that migrated to stage 2 will return to stage 1 if their credit risk has not increased significantly since their initial recognition during a certain number of subsequent reporting periods (cure period). In the case of assets housed in stage 3, these will not return to stage 2 except for refinanced loans, which will return to stage 2 if good payment behavior is demonstrated during a certain number of subsequent reporting periods.

Expected life -

For the instruments in stage 2 or 3, the allowance for loan losses will cover the expected credit loss during the expected time of the remaining lifetime of the instrument. For most instruments, the expected life is limited to the remaining contractual life, adjusted by expected prepayments. In the case of revolving products, a statistical analysis was carried out to determine what would be the expected life period.

The following is a summary of the direct credits (without interest) classified into three important groups and their respective allowance for loan losses for each type of loan; it is important to note that impaired loans are loans in default that are in stage 3. Additionally, it should be noted that, in accordance with IFRS 7, the total balance of the loan is considered overdue when the debtor has failed to make a payment at its contractual maturity.

(i)	Loans neither past due nor impaired, which comprise those direct loans which currently do not have characteristics of delinquency and which are not in default.
(ii)	Past due but not impaired loans, which comprise all of the direct loans of customers who are not in default but have failed to make a payment at its contractual maturity, according to IFRS 7.
(iii)	Impaired loans, those direct loans considered to be in stage 3 or default, as detailed in note 30.1(c).

	2023				2022
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	65,012,678	4,076,777	–	69,089,455	66,885,472	6,848,298	–	73,733,770
Past due but not impaired	937,720	693,084	–	1,630,804	804,155	691,215	–	1,495,370
Impaired	–	–	6,100,142	6,100,142	–	–	6,439,760	6,439,760
Gross	65,950,398	4,769,861	6,100,142	76,820,401	67,689,627	7,539,513	6,439,760	81,668,900
Less: Allowance for loan losses	489,706	394,868	2,330,978	3,215,552	503,651	489,381	2,260,569	3,253,601
Total, net	65,460,692	4,374,993	3,769,164	73,604,849	67,185,976	7,050,132	4,179,191	78,415,299

Residential mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	18,590,194	2,952,908	–	21,543,102	18,213,711	2,747,557	–	20,961,268
Past due but not impaired	559,877	605,193	–	1,165,070	426,722	459,525	–	886,247
Impaired	–	–	1,468,747	1,468,747	–	–	1,388,060	1,388,060
Gross	19,150,071	3,558,101	1,468,747	24,176,919	18,640,433	3,207,082	1,388,060	23,235,575
Less: Allowance for loan losses	54,102	121,257	785,261	960,620	83,536	126,834	757,778	968,148
Total, net	19,095,969	3,436,844	683,486	23,216,299	18,556,897	3,080,248	630,282	22,267,427

Microbusiness loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	15,728,517	3,862,859	–	19,591,376	13,128,339	6,452,839	–	19,581,178
Past due but not impaired	264,477	767,325	–	1,031,802	236,253	813,423	–	1,049,676
Impaired	–	–	1,802,572	1,802,572	–	–	1,741,439	1,741,439
Gross	15,992,994	4,630,184	1,802,572	22,425,750	13,364,592	7,266,262	1,741,439	22,372,293
Less: Allowance for loan losses	347,783	431,278	1,288,068	2,067,129	315,837	540,906	1,113,145	1,969,888
Total, net	15,645,211	4,198,906	514,504	20,358,621	13,048,755	6,725,356	628,294	20,402,405

Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	14,934,631	2,827,796	–	17,762,427	15,136,571	3,029,538	–	18,166,109
Past due but not impaired	261,414	489,658	–	751,072	205,944	442,066	–	648,010
Impaired	–	–	1,546,685	1,546,685	–	–	1,099,382	1,099,382
Gross	15,196,045	3,317,454	1,546,685	20,060,184	15,342,515	3,471,604	1,099,382	19,913,501
Less: Allowance for loan losses	285,091	435,151	1,314,373	2,034,615	300,321	439,572	940,872	1,680,765
Total, net	14,910,954	2,882,303	232,312	18,025,569	15,042,194	3,032,032	158,510	18,232,736

Consolidated of loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total gross direct loans, Note 7(a)	116,289,508	16,275,600	10,918,146	143,483,254	115,037,167	21,484,461	10,668,641	147,190,269
Total allowance for loan losses, Note 7(a)	1,176,682	1,382,554	5,718,680	8,277,916	1,203,345	1,596,693	5,072,364	7,872,402
Total net direct loans	115,112,826	14,893,046	5,199,466	135,205,338	113,833,822	19,887,768	5,596,277	139,317,867

The general explanation of the variations in the allowance for loan losses is found in note 7(c).

At Credicorp, we separate renegotiated loans into two groups, focusing on operations that have suffered a significant increase in credit risk since their disbursement, which has generated modifications to the original loan agreement. Both groups are defined below:

-	Refinanced loans: are those loans that have undergone modifications in the initial loan agreement (term and interest rate), according to the accounting definition.

-
Renegotiated loans due to the COVID-19 pandemic: are those loans for which, due to the pandemic, the SBS and other local regulators of the countries where Credicorp operates have established that certain benefits be granted, and that Credicorp has also voluntarily granted to its clients (grace periods, debt consolidation, etc.), which were not in the initial credit agreements.

Below is the amount of gross portfolio balance and allowance for loan losses for Credicorp’s renegotiated loans. The presentation is made for each of the two groups defined above and by opening the balances by stage. It should be noted that for the construction of the tables, the information of the three subsidiaries that concentrate more than 95.0 percent of the balance of renegotiated loans (BCP, Mibanco and BCB) has been considered.

As of December 31, 2023 and 2022, renegotiated loans, refinanced loans and their expected loss are composed as follows:

	2023		2022
	Refinanced loans	Expected loss	Refinanced loans	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	56,439	1,445	67,619	702
Stage 2	41,380	5,984	23,157	1,698
Stage 3	2,288,349	1,018,911	1,999,383	863,751
Total	2,386,168	1,026,340	2,090,159	866,151

	2023		2022
	Renegotiated loans	Expected loss	Renegotiated loans	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	4,093,815	36,800	5,137,915	60,660
Stage 2	1,536,104	146,087	2,544,631	211,866
Stage 3	1,366,287	877,839	2,023,938	1,268,559
Total	6,996,206	1,060,726	9,706,484	1,541,085

The detail of the gross amount of impaired direct loans by type of loan, together with the fair value of the related collateral and the amounts of its allowance for loan losses, are as follows:

	2023					2022
	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Impaired loans	6,100,142	1,468,747	1,802,572	1,546,685	10,918,146	6,439,760	1,388,060	1,741,439	1,099,382	10,668,641
Fair value of collateral	5,013,453	1,257,251	347,343	370,790	6,988,837	5,646,832	1,204,144	440,715	279,380	7,571,071
Allowance for loan losses	2,330,978	785,261	1,288,068	1,314,373	5,718,680	2,260,569	757,778	1,113,145	940,872	5,072,364

On the other hand, the breakdown of direct loans classified by maturity is shown below, according to the following criteria:

(i)	Current loans, which comprise those direct loans which do not currently have characteristics of delinquency, nor are they in default or stage 3, according to the rules of IFRS 9.
(ii)	Current but impaired loans, which comprise those direct loans which do not currently have characteristics of delinquency, but are in default or stage 3, according to IFRS 9.
(iii)
Loans with payment delay of one day or more but that are not past due according to our internal guidelines, which comprise those direct loans of customers who have failed to make a payment at its contractual maturity, that is, with at least one day past due. However, the days of delinquency are insufficient to be considered as past due under the Group’s internal criteria.

(iv)	Past due loans under internal criteria.

The total of the following reflects all overdue loans according to IFRS 7: (i) loans with payment delays of one day or more but that are not considered overdue under internal criteria and (ii) overdue loans under internal criteria.

	2023						2022
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	127,986,359	–	–	-	127,986,359	-	132,442,147	–	–	178	132,442,325	178
Past due but not impaired	–	–	4,067,581	511,167	4,578,748	4,578,747	-	–	3,504,999	574,304	4,079,303	4,079,304
Impaired debt	–	4,303,046	993,101	5,622,000	10,918,147	6,615,101	–	4,461,962	827,340	5,379,339	10,668,641	6,206,680
Total	127,986,359	4,303,046	5,060,682	6,133,167	143,483,254	11,193,848	132,442,147	4,461,962	4,332,339	5,953,821	147,190,269	10,286,161

The classification of direct loans by type of loan and type of maturity is shown below:

	2023					2022
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	69,089,494	2,901,367	1,662,457	3,167,083	76,820,401	73,733,752	3,115,029	1,496,743	3,323,376	81,668,900
Residential mortgage loans	21,543,101	484,375	1,405,344	744,099	24,176,919	20,961,268	506,639	1,076,953	690,715	23,235,575
Microbusiness loans	19,591,337	333,213	978,265	1,522,935	22,425,750	19,581,019	365,265	950,477	1,475,532	22,372,293
Consumer loans	17,762,427	584,091	1,014,616	699,050	20,060,184	18,166,108	475,029	808,166	464,198	19,913,501
Total	127,986,359	4,303,046	5,060,682	6,133,167	143,483,254	132,442,147	4,461,962	4,332,339	5,953,821	147,190,269

The credit loss provision for direct and indirect credits is a weighted estimate of three macroeconomic scenarios: baseline, optimistic and pessimistic; which are based on macroeconomic projections provided by the internal Economic Studies team and approved by Senior Management. In each scenario, the Group relies on a wide variety of forward-looking information as economic inputs, which include: the growth of the gross domestic product, the inflation rate, the exchange rate, among others, see further explanation in note 3(j).

Macroeconomic scenario –

The expected credit loss is a weighted estimate of three macroeconomic scenarios: base, optimistic and pessimistic, which are calculated with macroeconomic projections provided by the Economic Studies team and approved by Senior Management. The local and international information flows available during the analysis period are used to feed the projections, which reflect the fact that Peru is a small and open economy, and in this context, approximately 60.0 percent of the volatility in growth economic is driven by external factors including terms of trade, the growth of Peru’s trading partners and external interest rates. Information is collected on each of these factors to build each scenario for the next three years.

The variables mentioned above, along with local variables (fiscal and monetary variables), are incorporated into the economic models. Two types of models are used:

(i)	Structural projection model.
(ii)	Financial programming model.

The first is a stochastic dynamic general equilibrium model, which is built with expectations. The second is constructed with the main identities of the national accounts in accordance with the financial programming methodology designed by the IMF (International Monetary Fund) and the methodologies used by a battery of econometric models.

Through this process, projections of GDP growth, inflation, exchange rate and other macroeconomic variables are obtained for the years 2024 and 2025. We expect GDP to grow around 2.0 percent in 2024 (2023: -0.6 percent  hundred). The recovery of economic activity will be explained, among other reasons, by:

-	A copper price still favorable.
-	Inflation will continue to slow down, favoring the purchasing power of households.
-	Investment projects that begin or continue their execution.
-	Better results in the Agriculture and Fishing sectors.

The Peruvian Government, in a statement dated December 29, 2023, indicated that the Coastal Niño is expected to continue until April 2024. However, for the period of January-March 2024 it revised downwards the probabilities of an event of magnitude moderate at 37 percent (previous: 54 percent) and strong at 12 percent (previous 22 percent). On the contrary, the probabilities of a weak magnitude event increased to 33 percent (previous: 20 percent) and neutral (without EI Niño phenomenon) to 18 percent (previous: 3 percent). By 2025, the Peruvian economy would grow around 3.0 percent due to the recovery of domestic demand.

For 2024, probabilities of 50 percent, 40 percent and 10 percent were considered for the baseline, optimistic and pessimistic scenarios, respectively. The 2024 probabilities, taking into account the probability of the occurrence of the El Niño phenomenon, the recovery of the economic cycle and the impacts of external factors on the Peruvian economy. For 2025, we return to the probabilities of 50 percent, 25 percent and 25 percent for the baseline, optimistic and pessimistic scenarios, respectively. The probabilities assigned to each scenario and the projections are validated through a fan chart analysis, which uses the likelihood function to identify and analyze:

i)	The central tendency of the projections.
ii)	The dispersion that is expected around this value.
iii)	The values that are higher or lower than the central value that are more or less probable.

The following table provides a comparison between the carrying amount of allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, and its estimation under three scenarios: base, optimistic and pessimistic.

	2023	2022
	S/(000)	S/(000)

Carrying amount	8,645,945	8,530,986

Scenarios:
Optimistic	8,617,203	8,457,825
Base	8,654,612	8,517,295
Pessimistic	8,712,061	8,631,531

d)	Credit risk management on reverse repurchase agreements and securities borrowing -

Most of these operations are performed by Credicorp Capital. The Group has implemented credit limits for each counterparty and most of transactions are collateralized with investment grade financial instruments and financial instruments issued by Governments.

e)	Credit risk management on investments -

The Group evaluates the credit risk identified of each of the investments, disclosing the risk rating granted to them by a risk rating agency. For investments traded in Perú, risk ratings used are those provided by the three most prestigious Peruvian rating agencies (authorized by Peruvian regulator) and for investments traded abroad, the risk-ratings used are those provided by the three most prestigious international rating agencies.

In the event that any subsidiary uses a risk-rating prepared by any other risk rating agency, said risk-ratings are standardized with those provided by the above-mentioned institutions.

The following table shows the analysis of the risk-rating of the investments at fair value through profit or loss, at fair value through other comprehensive income and amortized cost provided by the institutions referred to above:

	2023		2022
	S/(000)%		S/(000)%
Instruments rated in Peru:
AAA	–	–	242,679	0.5
AA- a AA+	–	–	311,810	0.7
A- to A+	65,360	0.1	1,931,461	4.3
BBB- to BBB+	22,584,226	43.3	18,828,927	41.5
BB- to BB+	657,658	1.3	454,480	1.0
Lower and equal to +B	132,148	0.3	–	–
Unrated:
BCRP certificates of deposit	11,127,919	21.3	7,019,479	15.5
Listed and unlisted securities	312,648	0.6	344,842	0.8
Restricted mutual funds	334,162	0.6	351,317	0.8
Investment funds	651,307	1.2	628,476	1.4
Mutual funds	1,824	–	76,111	0.2
Hedge funds	–	–	–	–
Other instruments	242,310	0.5	237,174	0.5
Subtotal	36,109,562	69.2	30,426,756	67.2

	2023		2022
	S/(000)%		S/(000)%
Instruments rated abroad:
AAA	1,007,270	1.9	2,313,750	5.1
AA- a AA+	2,447,819	4.7	1,201,340	2.6
A- to A+	2,709,151	5.2	1,356,963	3.0
BBB- to BBB+	4,273,210	8.2	4,322,363	9.5
BB- to BB+	2,045,242	3.9	2,790,835	6.1
Lower and equal to +B	673,757	1.3	132,760	0.3
Unrated:
Listed and unlisted securities	60,877	0.1	34,182	0.1
Mutual funds	1,104,724	2.1	1,505,939	3.3
Participations of RAL funds	145,414	0.3	167,781	0.4
Investment funds	547,719	1.0	257,098	0.6
Hedge funds	291	–	280	-
Other instruments	1,090,492	2.1	921,177	1.8
Subtotal	16,105,966	30.8	15,004,468	32.8
Total	52,215,528	100.0	45,431,224	100.0

It is worth mentioning that the change in the risk-rating of the investments has had an impact on the measurement of the expected loss.

f)	Concentration of financial instruments exposed to credit risk -

As of December 31, 2023 and 2022, financial instruments with exposure to credit risk were distributed considering the following economic sectors:

	2023					2022
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Central Reserve Bank of Perú	192,666	–	23,642,580	10,935,252	34,770,498	–	–	24,157,868	7,019,479	31,177,347
Financial services	3,409,897	73,182	14,499,904	3,900,949	21,883,932	3,866,108	312,993	14,507,901	4,311,513	22,998,515
Commerce	5,969	29	24,611,067	1,007,029	25,624,094	17,992	28	26,448,551	1,412,625	27,879,196
Manufacturing	195,981	78	22,857,640	1,925,973	24,979,672	139,321	35,435	23,541,034	1,697,174	25,412,964
Government and public administration	1,713,104	241,294	9,808,792	12,068,576	23,831,766	826,279	207	10,318,450	9,547,356	20,692,292
Mortgage loans	–	–	23,395,049	–	23,395,049	–	–	22,381,290	–	22,381,290
Consumer loans	–	–	18,457,100	–	18,457,100	–	–	18,740,588	–	18,740,588
Real estate and leasing	67,209	–	8,989,709	3,248	9,060,166	68,797	–	10,088,768	15,074	10,172,639
Communications, storage and transportation	69,371	495,995	8,592,952	957,512	10,115,830	55,499	270,906	6,495,988	1,096,852	7,919,245
Community services	–	–	6,463,322	–	6,463,322	–	–	6,500,918	–	6,500,918
Electricity, gas and water	134,229	83	4,642,005	4,056,334	8,832,651	180,772	107,161	4,884,840	3,250,100	8,422,873
Construction	3,336	–	3,284,049	415,280	3,702,665	12,899	–	3,633,858	384,521	4,031,278
Agriculture	3,699	–	4,569,647	15,808	4,589,154	485	–	4,867,488	20,942	4,888,915
Mining	9,399	–	3,755,224	155,708	3,920,331	6,323	–	3,883,227	149,861	4,039,411
Education, health and others	113,028	271	1,490,560	814,761	2,418,620	89,033	42,071	1,631,340	853,292	2,615,736
Hotels and restaurants	–	–	2,480,313	–	2,480,313	–	–	2,736,252	–	2,736,252
Insurance	5,138	–	88,947	193	94,278	1,363	–	1,003,613	4,542	1,009,518
Fishing	139	–	658,316	–	658,455	506	–	578,526	–	579,032
Others	47,159	–	2,426,485	787,317	3,260,961	412,683	–	2,531,987	1,022,830	3,967,500
Total	5,970,324	810,932	184,713,661	37,043,940	228,538,857	5,678,060	768,801	188,932,487	30,786,161	226,165,509

(*)	It includes non-trading investments that did not pass SPPI test.

(**)	OCI: Other comprehensive income.

As of December 31, 2023 and 2022 financial instruments with exposure to credit risk were distributed by the following geographical areas:

	2023					2022
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

America:
Peru	1,601,757	1,333	163,235,790	25,099,606	189,938,486	1,257,305	328	167,378,965	19,370,001	188,006,599
Bolivia	550,271	–	11,609,164	861,246	13,020,681	588,484	–	10,808,527	747,078	12,144,089
United States of America	736,813	258	2,464,455	7,260,134	10,461,660	839,762	450,160	1,799,795	7,332,491	10,422,208
Colombia	1,692,862	–	3,939,155	796,126	6,428,143	894,043	6,359	4,073,211	688,313	5,661,926
Chile	310,247	–	1,629,984	590,346	2,530,577	622,346	–	2,287,020	652,915	3,562,281
Brazil	11,837	–	121,301	168,426	301,564	3,091	–	1,123,155	194,138	1,320,384
Mexico	14,040	–	195,420	396,581	606,041	16,561	40,811	132,132	385,631	575,135
Panama	4,166	–	389,002	68,364	461,532	383	–	402,303	47,551	450,237
Canada	31,772	–	29,760	92,571	154,103	38,413	–	34,449	103,661	176,523
Europe:
France	168,648	–	9,569	136,787	315,004	163,577	7,584	28,841	152,041	352,043
Luxembourg	617,676	–	7,020	–	624,696	1,038,393	–	7,020	–	1,045,413
United Kingdom	64,738	–	53,576	266,628	384,942	93,717	1,978	16,017	193,810	305,522
Spain	23,356	–	14,721	198,504	236,581	–	–	88,723	28,840	117,563
Switzerland	4,705	–	166	32,121	36,992	4	–	175	82,129	82,308
Netherlands	–	–	2,247	40,112	42,359	–	–	31,483	39,038	70,521
Others in Europe	74,709	–	293,096	92,726	460,531	80,611	10,126	51,758	136,207	278,702
Others	62,727	809,341	719,235	943,662	2,534,965	41,370	251,455	668,913	632,317	1,594,055
Total	5,970,324	810,932	184,713,661	37,043,940	228,538,857	5,678,060	768,801	188,932,487	30,786,161	226,165,509

(*)	It includes non-trading investments that did not pass SPPI test.

(**)	OCI: Other comprehensive income.

g)	Offsetting financial assets and liabilities -

The disclosures set out in the tables below include financial assets and liabilities that:

-	Are offset in the Group’s consolidated statement of financial position; or

-
Are subject to an enforceable master netting arrangement or similar agreement that covers similar financial instruments, irrespective of whether they are offset in the consolidated statement of financial position.

Similar agreements include derivative clearing agreements, master repurchase agreements, and master securities lending agreements. Similar financial instruments include derivatives, accounts receivable from reverse repurchase agreements and securities borrowing, payables from repurchase agreements and securities lending and other financial assets and liabilities. Financial instruments such as loans and deposits are not disclosed in the tables below because they are not offset in the statement of financial position.

The offsetting framework contract issued by the International Swaps and Derivatives Association Inc. (“ISDA”) and similar master offsetting arrangements do not meet the criteria for offsetting in the statement of financial position, because said agreements were created in order for both parties to have an enforceable offsetting right in cases of default, insolvency or bankruptcy of the Group or the counterparties or following other predetermined events. In addition, the Group and its counterparties do not intend to settle said instruments on a net basis or to realize the assets and settle the liabilities simultaneously.

The Group receives and gives collateral in the form of cash and trading securities in respect of the following transactions:

-	Derivatives;
-	Accounts receivable from reverse repurchase agreements and securities borrowing;
-	Payables from repurchase agreements and securities lending; and
-	Other financial assets and liabilities

Such collateral adheres to standard industry terms including, when appropriate, an ISDA Credit Support Annex. This means that securities received/given as collateral can be pledged or sold during the term of the transaction but have to be returned on maturity of the transaction. The terms also give each party the right to terminate the related transactions upon the counterparty’s failure to return the respective collateral.

Financial assets subject to offsetting, enforceable master offsetting agreements and similar agreements:

	2023
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	987,663	987,663	(234,550)	(139,833)	613,280
Cash collateral, reverse repurchase agreements and securities borrowing	1,410,647	1,410,647	–	(16,924)	1,393,723
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	6,533,959	6,533,959	(5,496,964)	–	1,036,995
Total	8,932,269	8,932,269	(5,731,514)	(156,757)	3,043,998

	2022
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	1,500,335	1,500,335	(285,850)	(145,945)	1,068,540
Cash collateral, reverse repurchase agreements and securities borrowing	1,101,856	1,101,856	–	(224,947)	876,909
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	3,540,528	3,540,528	(3,062,627)	–	477,901
Total	6,142,719	6,142,719	(3,348,477)	(370,892)	2,423,350

Financial liabilities subject to offsetting, enforceable offsetting master agreements and similar agreements:

	2023
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	891,999	891,999	(234,550)	(170,998)	486,451
Payables on repurchase agreements and securites lending	10,168,427	10,168,427	(7,566,773)	(607,639)	1,994,015
Total	11,060,426	11,060,426	(7,801,323)	(778,637)	2,480,466

	2022
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	1,367,274	1,367,274	(285,850)	(184,378)	897,046
Payables on repurchase agreements and securites lending	12,966,725	12,966,725	(10,655,534)	(649,769)	1,661,422
Total	14,333,999	14,333,999	(10,941,384)	(834,147)	2,558,468

The gross amounts of financial assets and liabilities disclosed in the above tables have been measured in the statement of financial position on the following basis:

-	Derivative assets and liabilities are measured at fair value.

-	Receivables from reverse repurchase agreements and securities lending are measured at amortized cost.

-	Financial liabilities are measured at fair value.

The difference between the carrying amount in the consolidated statement of financial position and the amounts presented in the tables above for derivatives (presented in other assets Note 12(c)), receivables from reverse repurchase agreement and securities borrowing and payables from repurchase agreements and securities lending and financial liabilities measured at fair value through profit or loss are financial instruments outside of the scope of offsetting disclosure.

30.2	Market risk -

The Group has exposure to market risk, which is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risks arise from open positions in interest rates, currency, commodities, and equity products; all of which are exposed to general and specific market movements and changes in the level of volatility of prices such as interest rates, credit spreads, foreign exchange rates and equity prices. Due to the order of the Group’s current activities, commodity price risk has not been approved, so this type of instrument is not agreed.

The Group separates exposures to market risk in two groups: (i) those that arise from value fluctuation of trading portfolios recognized at fair value through profit or loss due to movements of market rates or prices (Trading Book) and (ii) those that arise from changes in the structural positions of non-trading portfolios due to movements of the interest rates, prices and foreign exchange ratios (Banking Book) and that are recorded at amortized cost and at fair value with changes in other comprehensive income, this is due to movements in interest rates, prices and currency exchange rates.

The risks that trading portfolios face are managed through Value at Risk (VaR) historical simulation techniques; while non-trading portfolios (Banking Book) are monitored using rate sensitivity metrics, which are a part of Asset and Liability Management (ALM).

a)	Trading Book –

The trading book is characterized for having liquid positions in stocks, bonds, foreign currencies and derivatives, arising from market-making transactions where the Group acts as principal with the customers or with the market. This portfolio includes investments and derivatives classified by Management as held for trading.

(i)	Value at Risk (VaR) –

The Group applies the VaR approach to its trading portfolio to estimate the market risk of the main positions held and the maximum losses that are expected, based upon a number of assumptions for various changes in market conditions and considering the risk appetite of the subsidiary.

Daily calculation of VaR is a statistically-based estimate of the maximum potential loss on the current portfolio from adverse market movements.

VaR expresses the “maximum” amount the Group might lose, but only to a certain level of confidence (99 percent). There is therefore a specified statistical probability (1 percent) that actual loss could be greater than the VaR estimate. The VaR model assumes a certain “holding period” until positions can be closed (1 - 10 days).

The time horizon used to calculate VaR is one day; however, the one-day VAR is amplified to a 10-day time frame and calculated multiplying the one-day VaR by the square root of 10. This adjustment will be accurate only if the changes in the portfolio in the following days have a normal distribution independent and identically distributed; because of that, the result is multiplied by a non-normality adjustment factor. The limits and consumptions of the VaR are established on the basis of the risk appetite and the trading strategies of each subsidiary.

The evaluation of the movements of the trading portfolio has been based on annual historical information and 129 market risk factors, which are detailed below: 45 market curves, 43 stock prices, 37 mutual fund values and 4 series of volatility. The Group directly applies these historical changes in rates to each position in its current portfolio (method known as historical simulation).

The Group Management considers that the market risk factors, incorporated in their VaR model, are adequate to measure the market risk to which its trading portfolio is exposed.

The use of this approach does not prevent losses outside of these limits in the event of more significant market movements. Losses exceeding the VaR figure may occur, on average under normal market conditions, not more than once every hundred days.

VaR limits have been established to control and keep track of all the risks taken. These risks arise from the size of the positions and/or the volatility of the risk factors embedded in each financial instrument. Regular reports are prepared for the Treasury Risk Committee and ALM, the Risk Management Committee and Senior Management.

VaR results are used to generate economic capital estimates by market risk, which are periodically monitored and are part of the overall risk appetite of each subsidiary. Furthermore, at Group level, there is also a limit to the risk appetite of the trading portfolio, which is monitored and informed to the Treasury Risks and ALM Corporate Committee.

In VaR calculation, the effects of the exchange rate are not included because said effects are measured in the net monetary position, see note 30.2 (b)(ii).

The Group’s VaR showed a decrease as of December 31, 2023, mainly due to lower interest rate risk due to a lower sensitive amount of the portfolio and the registration of fewer upward rate shocks during the last year. The VaR remained contained within the risk appetite limits established by the Risk Management of each Subsidiary.

As of December 31, 2023 and 2022, the Group’s VaR by risk type is as follows:

	2023	2022
	S/(000)	S/(000)

Interest rate risk	29,399	74,343
Price risk	5,291	5,219
Volatility risk	20	2,032
Diversification effect	(5,850)	(7,347)
Consolidated VaR by type of risk	28,860	74,247

On the other hand, those instruments that are accounted for at fair value through profit or loss and that are not intended for trading are included in the rate and price sensitivity analysis in the following section. See table of earnings sensitivity at risk, net economic value and price sensitivity.

b)	Banking Book –

The non-trading portfolios or, belonging to the banking book (“banking book”), are exposed to different risks, since they are sensitive to movements in market rates, which may result in a negative impact on the value of the assets. with respect to its liabilities, and therefore, in its net worth.

(i)	Interest rate risk –

The Banking Book-related interest rate risk arises from eventual changes in interest rates that may adversely affect the expected gains (risk gains) or market value of financial assets and liabilities reported on the balance sheet (net economic value). The Group assumes the exposure to the interest rate risk that may affect their fair value as well as the cash flow risk of future assets and liabilities.

The Risk Committee sets the guidelines regarding the level of unmatched repricing of interest rates that can be tolerated, which is periodically monitored through ALCO.

Corporate policies include guidelines for the management of the Group’s exposure to the interest rate risk. These guidelines are implemented considering the features of each segment of business in which the Group entities operate.

In this regard, Group companies that are exposed to the interest rate risk are those that have yields based on interest, such as credits, investments, and technical reserves. Interest rate risk management in Banco de Crédito del Perú, Banco de Crédito de Bolivia, Mibanco- Banco de la Microempresa, Mibanco - Banco de la Microempresa de Colombia, ASB Bank Corp and Pacífico Seguros, is carried out by performing a repricing gap analysis, sensitivity analysis of the financial margin (GER) and sensitivity analysis of the net economic value (VEN). These calculations consider different rate shocks, which are generated through different scenario simulations and consider periods of high volatility.

Analysis of repricing gap –

The repricing gap analysis is intended to measure the risk exposure of interest rate for repricing periods, in which both balance and out of balance assets and liabilities are grouped. This allows identifying those sections in which the rate variations would have a potential impact.

The table below summarizes the Group’s exposure to interest rate risks. It includes the Group’s financial instruments at carrying amounts, categorized by the earlier of contractual re-pricing or maturity dates, what occurs first:

	2023
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	13,900,784	1,707,822	3,050,481	8,674,709	273,214	7,734,585	35,341,595
Investments	1,331,553	4,489,604	9,475,564	12,827,007	18,773,061	336,078	47,232,867
Loans, net	19,650,760	16,975,402	38,874,328	46,963,496	14,420,760	(186,611)	136,698,135
Financial assets designated at fair value through profit or loss	–	–	–	–	–	810,932	810,932
Reinsurance and insurance contract assets	872,046	–	–	–	–	–	872,046
Other assets (*)	143,214	7,053	31,753	–	–	2,381,135	2,563,155
Total assets	35,898,357	23,179,881	51,432,126	68,465,212	33,467,035	11,076,119	223,518,730

Liabilities
Deposits and obligations	40,740,255	16,793,946	22,762,047	57,611,088	8,418,281	1,379,377	147,704,994
Payables from repurchase agreements and securities lending	5,987,961	6,344,769	3,477,433	3,238,356	3,026,066	372,523	22,447,108
Insurance and reinsurance contract liability	116,515	178,525	496,768	1,862,006	6,822,694	2,841,625	12,318,133
Financial liabilities at fair value through profit or loss	–	–	–	–	–	641,915	641,915
Bonds and Notes issued	81,635	94,831	5,711,424	7,944,189	603,511	159,195	14,594,785
Other liabilities (*)	497,682	–	2,046	–	–	4,546,082	5,045,810
Equity	–	–	–	–	–	33,107,065	33,107,065
Total liabilities and equity	47,424,048	23,412,071	32,449,718	70,655,639	18,870,552	43,047,782	235,859,810

Off-balance-sheet accounts
Derivative financial assets	72,943	–	676,380	–	–	–	749,323
Derivative financial liabilities	630,109	401,730	54,849	1,936,331	–	–	3,023,019
	(557,166)	(401,730)	621,531	(1,936,331)	–	–	(2,273,696)
Marginal gap	(12,082,857)	(633,920)	19,603,939	(4,126,758)	14,596,483	(31,971,663)	(14,614,776)
Accumulated gap	(12,082,857)	(12,716,777)	6,887,162	2,760,404	17,356,887	(14,614,776)	–

(*) Other assets and other liabilities only include financial accounts.

Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.

	2022
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	15,413,219	1,339,844	2,635,747	8,875,620	184,437	6,836,829	35,285,696
Investment	6,177,458	2,548,155	3,088,999	10,793,965	18,286,282	337,031	41,231,890
Loans, net	18,513,077	20,548,048	38,917,974	46,932,699	15,367,868	474,306	140,753,972
Financial assets designated at fair value through profit or loss	–	–	–	–	–	768,801	768,801
Reinsurance and insurance contract assets	62,001	124,001	558,006	–	–	–	744,008
Other assets (*)	66,225	–	–	–	–	2,531,629	2,597,854
Total assets	40,231,980	24,560,048	45,200,726	66,602,284	33,838,587	10,948,596	221,382,221

Liabilities
Deposits and obligations	36,293,889	13,244,363	24,789,328	61,459,266	8,201,016	3,032,925	147,020,787
Payables from repurchase agreements and securities lending	2,919,374	2,193,017	5,582,701	7,368,172	3,160,922	679,950	21,904,136
Insurance and reinsurance contract liability	198,602	279,488	515,873	1,526,519	7,329,609	1,303,917	11,154,008
Financial liabilities at fair value through profit or loss	–	–	–	–	–	191,010	191,010
Bonds and Notes issued	48,301	73,546	3,186,038	13,330,687	357,352	11,270	17,007,194
Other liabilities (*)	540,778	72,584	2,854	–	–	4,072,451	4,688,667
Equity	–	–	–	–	–	29,595,213	29,595,213
Total liabilities and equity	40,000,944	15,862,998	34,076,794	83,684,644	19,048,899	38,886,736	231,561,015

Off-balance-sheet accounts
Derivative financial assets	171,485	830,415	450,835	931,208	–	–	2,383,943
Derivative financial liabilities	149,938	46,232	165,610	1,844,839	95,350	–	2,301,969
	21,547	784,183	285,225	(913,631)	(95,350)	–	81,974
Marginal gap	252,583	9,481,233	11,409,157	(17,995,991)	14,694,338	(27,938,140)	(10,096,820)
Accumulated gap	252,583	9,733,816	21,142,973	3,146,982	17,841,320	(10,096,820)	–

(*) Other assets and other liabilities only include financial accounts.

Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.

Sensitivity to changes in interest rates -

The sensitivity analysis of a reasonable possible change in interest rates on the banking book comprises an assessment of the sensitivity of the financial margins that seeks to measure the potential changes in the interest accruals over a period of time and the expected movement of the interest rate curves, as well as the sensitivity of the net economic value, which is a long-term metric measured as the difference arising between the Net Economic Value of assets and liabilities before and after a variation in interest rates.

The sensitivity of the financial margin is the effect of the assumed changes in interest rates on the net financial interest income before income tax and non-controlling interest for one year, based on non-trading financial assets and financial liabilities held as of December 31, 2023 and December 31, 2022, including the effect of derivative instruments.

The sensitivity of the Net Economic Value is calculated by reassessing the financial assets and liabilities sensitive to rates, except for the trading instruments, including the effect of any associated hedge, and derivative instruments designated as a cash flow hedge. Regarding rate risk management, no distinction is made by accounting category for the investments that are considered in these calculations.

The results of the sensitivity analysis regarding changes in interest rates as of December 31, 2023 and December 31, 2022 are presented below:

2023
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)
Soles	+/-	50	+/-	15,052	-/+	511,851
Soles	+/-	75	+/-	22,578	-/+	767,776
Soles	+/-	100	+/-	30,104	-/+	1,023,702
Soles	+/-	150	+/-	45,156	-/+	1,535,553
U.S. Dollar	+/-	50	+/-	48,060	+/-	119,342
U.S. Dollar	+/-	75	+/-	72,090	+/-	179,013
U.S. Dollar	+/-	100	+/-	96,120	+/-	238,684
U.S. Dollar	+/-	150	+/-	144,180	+/-	358,026

2022
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)
Soles	+/-	50	-/+	39,920	-/+	345,530
Soles	+/-	75	-/+	59,880	-/+	518,295
Soles	+/-	100	-/+	79,840	-/+	691,060
Soles	+/-	150	-/+	119,760	-/+	1,036,590
U.S. Dollar	+/-	50	+/-	103,546	+/-	306,792
U.S. Dollar	+/-	75	+/-	155,319	+/-	460,188
U.S. Dollar	+/-	100	+/-	207,092	+/-	613,584
U.S. Dollar	+/-	150	+/-	310,638	+/-	920,375

The interest rate sensitivities set out in the table above are only illustrative and are based on simplified scenarios. The figures represent the effect of the pro-forma movements in the net interest income based on the projected yield curve scenarios and the Group’s current interest rate risk profile. This effect, however, does not incorporate actions that would be taken by Management to mitigate the impact of this interest rate risk.

The Group seeks proactively to change the interest rate risk profile to minimize losses and optimize net revenues. The projections above also assume that the interest rate of all maturities moves by the same amount and, therefore, do not reflect the potential impact on net interest income of some rates changing while others remain unchanged.

As of December 31, 2023, and December 31, 2022, investments in equity securities and funds that are non-trading, recorded at fair value through other comprehensive income and at fair value through profit or loss, respectively, are not considered as comprising investment securities for interest rate sensitivity calculation purposes; however, a 10, 25 and 30 percent of changes in market prices is conducted to these price-sensitivity securities.

The market price sensitivity tests as of December 31, 2023, and December 31,  2022, are presented below:

Equity securities
Measured at fair value through other comprehensive income	Change in market prices	2023	2022
	%	S/(000)	S/(000)

Equity securities	+/-10	33,480	32,649
Equity securities	+/-25	83,700	81,621
Equity securities	+/-30	100,440	97,946

Funds
Measured at fair value through profit or loss	Change in market prices	2023	2022
	%	S/(000)	S/(000)

Mutual funds	+/-10	108,747	157,932
Mutual funds	+/-25	271,867	394,831
Mutual funds	+/-30	326,241	473,797
Restricted mutual funds	+/-10	33,416	35,132
Restricted mutual funds	+/-25	83,541	87,829
Restricted mutual funds	+/-30	100,249	105,395
Participation in RAL funds	+/-10	14,541	16,778
Participation in RAL funds	+/-25	36,354	41,945
Participation in RAL funds	+/-30	43,624	50,334
Investment funds	+/-10	118,071	86,053
Investment funds	+/-25	295,178	215,133
Investment funds	+/-30	354,214	258,160
Hedge funds	+/-10	29	28
Hedge funds	+/-25	73	70
Hedge funds	+/-30	87	84
Exchange Trade Funds	+/-10	2,958	2,504
Exchange Trade Funds	+/-25	7,396	6,261
Exchange Trade Funds	+/-30	8,875	7,513

(ii) Foreign currency exchange risk –

The Group is exposed to fluctuations in foreign currency exchange rates, which impact net open monetary positions and equity positions in a different currency than the group’s functional currency.

The group’s monetary position is made up of the net open position of monetary assets, monetary liabilities and off-balance sheet items expressed in foreign currency for which the entity itself assumes the risk; as well as the equity position generated by the investment in the group’s subsidiaries whose functional currency is different from soles. In the first case, any appreciation/depreciation of the foreign currency would affect the consolidated income statement, on the contrary, in the case of the equity position, any appreciation/depreciation of the foreign currency will be recognized in other comprehensive income.

The Group manages foreign currency exchange risk, which affects the income statement, by monitoring and controlling currency positions exposed to movements in exchange rates. The market risk units of each subsidiary establish limits for said positions, which are approved by their own committees, and monitor and follow up the limits considering their foreign exchange trading positions, their most structural foreign exchange positions, as well as their sensitivities. Additionally, there is a monetary position limit at the Credicorp level, which is monitored and reported to the Group’s Risk Committee.

On the other hand, the Group manages foreign currency exchange risk whose fluctuation is recognized in other comprehensive income, monitoring and controlling equity positions and their sensitivities, which are reported to the Group’s Risk Committee.

Net foreign exchange gains/losses recognized in the consolidated statement of income are disclosed in the following items:

-	Net gain on foreign exchange transactions,
-	Net gain on derivatives held for trading,
-	Exchange difference result.

As of December 31, 2023, the foreign currency in which the group has the greatest exposure is the U.S. Dollar. The free-market exchange rate for purchase and sale transactions of each U.S. Dollar as of December 31, 2023 was S/3.709 ( S/3.814 as of December 31, 2022).

Transactions in foreign currency are made at market exchange rates of the countries where Credicorp’s Subsidiaries are established. As of December 31,2023 and 2022, the net open monetary position with effect on results and the equity position of the Group was as follows:

	2023			2022
	U.S. Dollar	Other currencies	Total	U.S. Dollar	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Total monetary assets	77,387,709	495,553	77,883,262	77,853,626	364,108	78,217,734
Total monetary liabilities	(79,779,686)	(102,500)	(79,882,186)	(79,016,765)	(217,568)	(79,234,333)
	(2,391,977)	393,053	(1,998,924)	(1,163,139)	146,540	(1,016,599)

Total position in currency derivatives	2,622,188	(369,458)	2,252,730	353,166	(127,382)	225,784

Hedging a foreign investment (*)	–	–	–	872,750	–	872,750

Total monetary position with effect on income	230,211	23,595	253,806	62,777	19,158	81,935

Total monetary position with effect on equity	904,434	2,204,984	3,109,418	785,030	1,872,697	2,657,727

Net monetary position	1,134,645	2,228,579	3,363,224	847,807	1,891,855	2,739,662

As of December 31, 2023, the monetary position with effect on equity in other currencies is mainly made up of the equity of subsidiaries in Bolivian pesos for S/860.3 million, in Colombian pesos for S/961.9 million and, in Chilean pesos for S/380.9 million, among other minors. As of December 31,2022,the monetary position with effect on equity in other currencies was mainly made up of the equity of subsidiaries in Bolivian pesos for S/954.7 million, in Colombian pesos for S/566.7 million and, in Chilean pesos for S/348.0 million, among other minors.

(*) As of December 31, 2023 the accounting hedge of net investment abroad was revoked, where part of our liability position in dollars related to the balance of the caption “bonds and notes issued”, see Note 15(a)(iii), was designated as cover our permanent investment in Atlantic Security Holding.

The following tables show the sensitivity analysis of the main currencies to which the Group is exposed, and which affect the consolidated income statement and other comprehensive income as of December 31, 2023, and December 31, 2022.

The analysis determines the effect of a reasonably possible variation of the exchange rate against the sol for each of the currencies independently, considering all other variables constant. A negative amount shows a potential net reduction in the consolidated income statement and other comprehensive income, while a positive amount reflects a potential increase.

The following is a sensitivity analysis of the foreign exchange position with an effect on the consolidated statement of income:

Currency rate sensibility	Change in currency rates	2023	2022
	%	S/000	S/000

Depreciation -
Soles in relation to U.S. Dollar	5	10,962	2,989
Soles in relation to U.S. Dollar	10	20,928	5,707

Appreciation -
Soles in relation to U.S. Dollar	5	(12,116)	(3,304)
Soles in relation to U.S. Dollar	10	(25,579)	(6,975)

The following is the sensitivity analysis of the foreign exchange position with effect in other comprehensive income, being the main currencies of  exposure: U.S. Dollar, Boliviano,Colombian Peso and Chilean Peso. This analysis is shown as of December 31, 2023 and 2022:
Currency rate sensibility	Change in currency rates	2023	2022
	%	S/000	S/000

Depreciation -
Soles in relation to U.S. Dollar	5	43,377	37,382
Soles in relation to U.S. Dollar	10	82,812	71,366

Appreciation -
Soles in relation to U.S. Dollar	5	(47,944)	(41,317)
Soles in relation to U.S. Dollar	10	(101,214)	(87,226)

Currency rate sensibility	Change in currency rates	2023	2022
	%	S/000	S/000

Depreciation -
Soles in relation to Boliviano	5	40,969	45,462
Soles in relation to Boliviano	10	78,214	86,791

Appreciation -
Soles in relation to Boliviano	5	(45,282)	(50,247)
Soles in relation to Boliviano	10	(95,595)	(106,078)

Currency rate sensibility	Change in currency rates	2023	2022
	%	S/000	S/000

Depreciation -
Soles in relation to Peso Colombiano	5	45,804	26,984
Soles in relation to Peso Colombiano	10	87,444	51,515

Appreciation -
Soles in relation to Peso Colombiano	5	(50,626)	(29,825)
Soles in relation to Peso Colombiano	10	(106,876)	(62,963)

Currency rate sensibility	Change in currency rates	2023	2022
	%	S/000	S/000

Depreciation -
Soles in relation to Peso Chileno	5	18,136	16,571
Soles in relation to Peso Chileno	10	34,624	31,636

Appreciation -
Soles in relation to Peso Chileno	5	(20,046)	(18,316)
Soles in relation to Peso Chileno	10	(42,318)	(38,667)

30.3	Liquidity risk

Liquidity risk is the risk that the Group is unable to meet its short-term payment obligations associated with its financial liabilities when they fall due and to replace funds when they are withdrawn. In this sense, the company that is facing a liquidity crisis would be failing to comply with the obligations to pay depositors and with commitments to lend or satisfy other operational cash needs.

The Group is exposed to daily cash requirements, interbank deposits, current accounts, time deposits, use of loans, guarantees and other requirements. The Management of the Group’s subsidiaries establishes limits for the minimum funds amount available to cover such cash withdrawals and on the minimum level of inter-bank and other borrowing facilities that should be in place to cover withdrawals at unexpected levels of demand. Sources of liquidity are regularly reviewed by the corresponding risk teams to maintain a wide diversification by currency, geography, type of funding, provider, producer and term.

The procedure to control the mismatching of the maturities and interest rates of assets and liabilities is fundamental to the management of the Group. It is unusual for banks to be completely matched, as transacted business is often based on uncertain terms and of different types. An unmatched position potentially enhances profitability, but also increases liquidity risk, which generates exposure to potential losses.

Maturities of assets and liabilities and the ability to replace them, at an acceptable cost are important factors in assessing the liquidity of the Group.

A mismatch, in maturity of long-term illiquid assets against short-term liabilities, exposes the consolidated statement of financial position to risks related both to rollover and to interest rates. If liquid assets do not cover maturing debts, the consolidated statement of financial position is vulnerable to a rollover risk. Furthermore, a sharp increase in interest rates can dramatically increase the cost of rolling over short-term liabilities, leading to a rapid increase in debt cost. The contractual-maturity gap report is useful in showing liquidity characteristics.

Corporate policies have been implemented for liquidity risk management by the Group. These policies are consistent with the particular characteristics of each operating segment in which each of the Group companies operate. Risk Management heads set up limits and autonomy models to determine the adequate liquidity indicators to be managed.

Commercial banking and Microfinance:

Liquidity risk exposure in BCP Perú, BCP Bolivia, Mibanco and Mibanco Colombia is based on indicators such as the Internal Liquidity Coverage Ratio (RCLI, the Spanish acronym) which measures the amount of liquid assets available to meet cash outflows needs within a given stress scenario for a period of 30 days and the Internal Ratio of Stable Net Funding (RFNEI, the Spanish acronym), which is intended to guarantee that long-term assets are financed at least with a minimum number of stable liabilities within a prolonged liquidity crisis scenario and works as a minimum compliance mechanism that supplements the RCLI. The core limits of these indicators are 100% and any excess is presented in the Credicorp Treasury Risk Committee, Credicorp Risk Committee and the Assets Liabilities Committee (ALCO) of the respective subsidiary.

Insurances and Pensions:

Insurances: Liquidity risk management in Pacífico Grupo Asegurador follows a particular approach given the nature of the business. For annually renewable businesses, mainly general insurance, the emphasis of liquidity is focused on the quick availability of resources in the event of a systemic event (e.g. earthquake); for this purpose, there are minimum investment indicators in place relating to local cash/time deposits and foreign fixed-income instruments of high quality and liquidity.

For long-term businesses such as Pacífico Seguros, given the nature of the products offered and the contractual relationship with customers (the liquidity risk is not material); the emphasis is on maintaining sufficient flow of assets and matching their maturities with maturities of obligations (mathematical technical reserves); for this purpose there are indicators that measure the asset/liability sufficiency and adequacy as well as calculations or economic capital subject to interest rate risk, this last under the methodology of Credicorp.

Pensions: Liquidity risk management in AFP Prima is carried out in a differentiated manner between the fund administrator and the funds being managed. Liquidity management regarding the fund administrator is focused on hedge meeting periodic operating expense needs, which are supported with the collection of commissions. The fund administering entity does not record unexpected outflows of liquidity.

Investment banking:

Liquidity risk in the Grupo Credicorp Capital principally affects the security brokerage. In managing this risk, limits of use of liquidity have been established as well as mismatching by dealing desk; follow-up on liquidity is performed on a daily basis for a short-term horizon covering the coming settlements. If short-term unmatched maturities are identified, repos are used. On the other hand, structural liquidity risk of Credicorp Capital is not significant given the low levels of debt, which is monitored regularly using financial planning tools.

In the case of Atlantic Security Bank, the risk liquidity management performs through indicators such as Internal Liquidity Coverage Ratio (RCLI, the Spanish acronym) and the Internal Ratio of Stable Net Funding (RFNEI, the Spanish acronym) with the core limits of 100% and any excess is presented in the Credicorp Treasury Risk Committee, Credicorp Risk Committee and the Assets Liabilities Committee (ALCO) of the respective subsidiary.

Companies perform a liquidity risk management using the liquidity Gap or contractual maturity Gap.

The table below presents the cash flows payable by the Group by remaining contractual maturities (including future interest payments) at the date of the consolidated statement of financial position. The amounts disclosed in the table are the contractual undiscounted cash flows:

	2023						2022
	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets	38,552,719	26,270,643	60,976,000	92,329,896	47,960,945	266,090,203	51,659,698	29,779,019	55,988,081	81,860,492	45,784,016	265,071,306

Financial liabilities by type -
Deposits and obligations	42,289,107	18,369,890	26,491,876	55,511,772	9,275,728	151,938,373	37,822,104	13,802,039	25,833,124	64,047,112	8,546,334	150,050,713
Payables from reverse purchase agreements and security lendings and due to banks and correspondents	6,048,623	2,581,452	5,994,505	5,749,977	3,901,739	24,276,296	4,359,993	2,368,114	6,525,912	7,913,422	10,387,277	31,554,718
Financial liabilities designated at fair value through profit or loss	641,915	–	–	–	–	641,915	191,010	–	–	–	–	191,010
Bonds and notes issued	214,609	188,158	5,624,264	7,492,224	579,266	14,098,521	217,504	171,471	3,357,173	13,402,553	374,935	17,523,636
Lease liabilities	30,710	33,118	89,984	256,960	102,344	513,116	32,390	35,637	105,931	314,714	129,445	618,117
Other liabilities	3,646,610	358,303	241,182	8,484	1,636,332	5,890,911	3,885,942	217,108	249,763	7,654	1,649,079	6,009,546
Total liabilities	52,871,574	21,530,921	38,441,811	69,019,417	15,495,409	197,359,132	46,508,943	16,594,369	36,071,903	85,685,455	21,087,070	205,947,740

Derivative financial liabilities -
Contractual amounts receivable (Inflows)	961,788	1,059,625	3,153,643	1,394,394	30,653	6,600,103	1,451,819	1,931,304	972,276	876,270	384,857	5,616,526
Contractual amounts payable (outflows)	939,961	1,053,036	3,185,326	1,329,268	28,899	6,536,490	1,454,360	1,932,240	977,394	840,215	334,500	5,538,709
Total liabilities	21,827	6,589	(31,683)	65,126	1,754	63,613	(2,541)	(936)	(5,118)	36,055	50,357	77,817

30.4	Non-financial risk -

A non-financial risk (NFR) is a broad term that is generally defined by exclusion; that is, any risk other than financial market, credit and liquidity risks. NFR may have substantial negative strategic, commercial, economic and/or reputational implications. NFR includes operational risks defined in Basel’s seven types of operational risk events, but also other important risks such as technology, cyber, conduct, model, compliance, strategic and third-party risk.

Non-Financial Risk management has become more challenging due to the added complexity of rapid changes in technology, extensive process automation, greater reliance on systems rather than people, as well as transformational processes such as business agility. These changes in the way financial institutions do business have led to new risk exposures, whether in the form of attacks affecting the Group service, data theft or online fraud.

30.5	Operational risk –

Operational risk is the possibility of the occurrence of losses arising from inadequate processes, human error, failure of information technology, relations with third parties or external events. Operational risks can, lead to financial losses and have legal or regulatory compliance consequences but exclude strategic or reputational risk (except for the companies under Colombian regulations, where reputational risk is included in operational risk).

Operational risks are grouped into internal fraud, external fraud, labor relations and job security, relations with customers, business products and practices, damages to material assets, business and systems interruption, and failures in process execution, delivery and management of processes.

One of the Group’s pillars is to develop an efficient risk culture, and to achieve this, it records operational risks and their respective process controls. The risk map permits their monitoring, prioritization and proposed treatment according to established governance. Likewise carries out an active cybersecurity and fraud prevention management, aligned with the best international practices.

The business continuity management system enables the establishing, implementing, operating, monitoring, reviewing, maintaining and improving of business continuity based on best practices and regulatory requirements. The Group implements recovery strategies for the resources that support important products and services of the organization, which will be periodically tested to measure the effectiveness of the strategy.

In the management of operational risk, cybersecurity, fraud prevention and business continuity, corporate guidelines are used, and methodologies and best practices are shared among the Group’s companies.

Finally, it is incorporated as a mechanism of recovery in front of the materialization of operational risks, the management of the Transfer of Non-Financial Risks, mainly through Insurance Policies contracted individually or corporately in the local and international market, which cover losses due to fraud, civil and professional liability, cyber risks, damage to physical assets, among others. The insurance design is in accordance with the Group’s main operating risks, the coverage needs of key areas and the organization’s risk appetite, constantly seeking efficiencies in the cost of policies, working together with the insurers that make up the Group and the most important insurance/reinsurance brokers in the international market.

30.6	Cybersecurity -

Credicorp focuses its efforts on the most cost-efficient strategies to reduce the exposure to cybersecurity risk; thus, meeting the Group’s risk appetite. To achieve this, different levels of controls adapted to the different areas and companies potentially exposed are applied. Therefore, it maintains a significant investment program, which allows it to have the necessary technologies and processes to keep the Group’s operations and assets reasonably secure.

As part of the Cybersecurity Government, the Group has the CISO Credicorp and a corporate team whose objective is to ensure the deployment and compliance of the Cybersecurity strategy in all companies. The corporate appetite has been defined, which is reviewed annually, and the Strategy and Plan has been established at the corporate level, defining implementation priorities and improvements in accordance with the different realities of the companies. These lines of work include the Cybersecurity Strategy, which is constantly reviewed considering the global scenario, the risk profile, standards, frameworks and regulations, in order to guarantee business continuity, resilience and data privacy, as well as the adoption of the robust cybersecurity framework that allows the adaptation of cybersecurity controls for each of the Group’s companies, adequate management and remediation of vulnerabilities in an early and timely manner.

There is an awareness program, constant training of employees to generate a culture of cybersecurity awareness in all Group companies and cybersecurity indicators, which ensure alignment between the operations and business strategy of the Group’s companies.

The Group companies have third-party governance policies, which define the security requirements that service providers must meet and whose compliance is mandatory.

Finally, the management of information security of information assets is carried out through a systemic process, documented and known by the entire organization under the best practices and regulatory requirements. Guidelines are designed and developed based on policies and procedures to ensure availability, privacy and integrity strategies.

30.7	Corporate Security and Cybercrime -

As part of the management of non-financial risks, the Corporate Security & Cyber Crime Area is responsible for detecting and responding to fraud and security incidents.

These tasks are carried out through specialized teams of investigations, cybercrime, forensic computing, internal fraud risk assessment, inspections, physical and electronic security, disaster risk management and strategic intelligence activities, which allow the safety of collaborators to be safeguarded, clients, suppliers and assets of the Group; as well as strengthening the organization’s resilience and rapid response capacity.

To this end, the designed strategy includes the use of cutting-edge technological tools in video surveillance, digital video surveillance and advanced risk profile analysis models, among other fronts. Likewise, there is highly specialized and trained talent on these fronts that allows the appropriate use of artificial intelligence, electronics, advanced analytics and cyber forensics, achieving high standards of efficiency and effectiveness in management.

Finally, The Group contributes to the security of the Financial System through union activities that it develops at the local level in the Association of Banks of Peru (ASBANC) and at the Latin American level in the Committee of Security Experts of the Latin American Federation of Banks (FELABAN).

30.8	Model Risk -

The Group uses models for different purposes such as credit admission, capital calculation, behavior, provisions, market risk, liquidity, among others.

Model risk is defined as the probability of loss resulting from decisions (credit, market, among others) based on the use of poorly designed and/or poorly implemented models. The sources that generate this risk are mainly: deficiencies in data, errors in the model (from design to implementation), use of the model.

The management of model risk is proportional to the importance of each model. In this sense, a concept of “tiering” (measurement system that orders the models depending to the importance according to the impact on the business) is defined as the main attribute to synthesize the level of importance or relevance of a model, from which is determined the intensity of the model risk management processes to be followed.

Model risk management is structured around a set of processes known as the life cycle of the model. The definition of phases of the life cycle of the model in the Group is detailed below: Identification, Planning, Development, Internal Validation, Approval, Implementation and use, and Monitoring and control.

30.9	Risk related to the insurance activity -

The main risk the Group faces under insurance contracts is that the real cost of claims and payments or the timing of them, differ from expectations. This is influenced by the frequency of claims, the severity of the claims, the real benefits paid and the subsequent development of long-term claims.

Risk exposure is mitigated by diversification through a large portfolio of insurance contracts and by having different lines of business. Risks are also mitigated by careful selection and implementation of strategic underwriting guidelines, as well as the use of reinsurance agreements. Reinsurance underwriting is diversified in such a way that the Group is not dependent on any particular reinsurer; likewise, the Group’s operations are not dependent on any particular reinsurance contract.

Life insurance contracts -

The main risks that the Group is exposed to are mortality, morbidity, longevity, investment yield and flow, losses arising from policies due to the expense incurred being different than expected, and the policyholder decision; all of which, do not vary significantly in relation to the location of the risk insured by the Group, type of risk insured or industry.

The Group’s underwriting strategy is designed to ensure that risks are well diversified in terms of type of risk and level of insured benefits. This is achieved through diversification across insurable risks, the use of medical screening in order to ensure that pricing takes account of current health conditions and family medical history, regular review of actual claims experience and product pricing, as well as detailed claims handling procedures. Underwriting limits are in place to enforce appropriate risk selection criteria. For example, the Group has the right not to renew individual policies, it can impose deductibles and it has the right to reject the payment of fraudulent claims.

For contracts where death or disability is the insured risk, the significant factors that could increase the overall frequency of claims are epidemics, widespread changes in lifestyle and natural disasters, resulting in more claims than expected.

For retirement, survival and disability annuities contracts, the most significant factor is continuing improvement in medical science and social conditions that increase longevity.

Non-life insurance contracts (general insurance and healthcare) -

The Group mainly issues the following types of non-life general insurance contracts: automobile, technical branches, business and healthcare insurances. Healthcare contracts provide medical expense cover to policyholders. Risks under non-life insurance policies usually cover 12 months.

For general insurance contracts the most significant risks arise from climate changes, natural disasters and other type of damages. For healthcare contracts the most significant risks arise from lifestyle changes, epidemics and medical science and technology improvements.

The above risk exposures are mitigated by diversification across a large portfolio of insurance contracts and by having different lines of business. The sensitivity of risk is improved by careful selection and implementation of underwriting strategies of insurance contracts, which are designed to ensure that risks are diversified in terms of type of risks and level of insured benefits. This is achieved, in various cases, through diversification across industry sectors and geographic location.

Furthermore, strict claim review policies to assess all new and ongoing claims and in process of settlement, regular detailed review of claims handling procedures and frequent investigation of possible fraudulent claims are all policies and procedures put in place to reduce the Group’s risk exposure. Insurance contracts also entitle the Group to pursue third parties for payment of some or all costs. Also, the Group actively manages and promptly pursues claims, in order to reduce its exposure to unpredictable future developments that can negatively impact the Group.

The Group has also limited its exposure by imposing maximum claim amounts on certain contracts as well as the use of reinsurance arrangements in order to limit its exposure to catastrophic events.

Evolution of accidents

The following table shows the estimates of accumulated claims incurred as of December 31, 2023:

	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Gross estimates of the undiscounted amount of the claims:
At the end of the claim year	1,397,461	963,490	1,039,516	1,628,377	1,154,065	1,450,470	1,538,564	2,000,372	1,687,397	1,724,774	14,584,486
1 year later	1,027	3,453	3,475	1,693	6,872	9,523	38,655	137,774	317,513	614,260	1,134,245
2 years later	129	577	3,441	4,265	8,398	5,701	13,276	71,537	197,750	191,387	496,461
3 years later	–	53	505	3,902	4,665	2,263	5,093	22,757	89,213	99,775	228,226
4 years later	–	–	81	278	3,148	4,684	2,712	7,511	24,184	44,274	86,872
5 years later	–	–	–	28	262	4,008	5,379	2,762	7,492	15,491	35,422
6 years later	–	–	–	–	40	438	4,331	7,395	2,405	4,663	19,272
7 years later	–	–	–	–	–	93	358	5,953	6,962	6,197	19,563
8 years later	–	–	–	–	–	–	42	66	4,639	9,695	14,442
9 years later	–	–	–	–	–	–	–	29	356	1,648	2,033
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence.	1,398,617	967,573	1,047,018	1,638,543	1,177,450	1,477,180	1,608,410	2,256,156	2,337,911	2,712,164	16,621,022
Liabilities / Gross Obligations accumulated by claims	3,672	6,335	8,955	13,396	30,289	34,361	81,747	321,842	839,516	1,421,449	2,761,562
Discount event	(527)	(775)	(1,207)	(1,687)	(2,890)	(3,597)	(7,361)	(27,666)	(64,783)	(83,109)	(193,602)
Effect of Risk Adjustment for non-financial risk	–	–	–	–	–	–	–	–	–	21,590	21,590
Gross LIC of the Temporary Regime and Definitive Regime	3,145	5,560	7,748	11,709	27,399	30,764	74,386	294,176	774,733	1,359,929	2,589,549
Gross provision for incurred claims.	6,290	11,120	15,496	23,418	54,798	61,528	148,772	588,352	1,549,466	2,719,859	5,179,099

The following table shows the estimates of accumulated claims incurred as of December 31, 2022:

	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Gross estimates of the undiscounted amount of the claims:
At the end of the claim year	1,141,142	800,436	998,136	1,073,982	1,698,250	1,193,707	1,433,243	1,538,374	1,828,421	2,034,760	13,740,451
1 year later	–	2,967	2,876	1,752	6,463	7,683	24,014	88,496	203,932	334,135	672,318
2 years later	–	–	2,797	3,113	8,586	4,570	14,697	63,339	168,287	186,582	451,971
3 years later	–	–	–	2,578	4,092	2,842	4,127	29,408	94,517	77,225	214,789
4 years later	–	–	–	–	3,178	3,085	2,408	6,004	44,507	41,660	100,842
5 years later	–	–	–	–	–	3,207	3,298	3,340	9,036	19,976	38,857
6 years later	–	–	–	–	–	–	2,041	4,258	4,259	9,282	19,840
7 years later	–	–	–	–	–	–	–	1,888	5,650	2,918	10,456
8 years later	–	–	–	–	–	–	–	–	2,022	6,941	8,963
9 years later	–	–	–	–	–	–	–	–	–	6,312	6,312
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence.	1,141,142	803,403	1,003,809	1,081,425	1,720,569	1,215,094	1,483,828	1,735,107	2,360,631	2,719,791	15,264,799
Liabilities / Gross Obligations accumulated by claims	2,043	6,503	6,723	10,070	31,556	27,675	77,292	244,120	675,107	1,485,336	2,566,425
Discount event	(293)	(580)	(740)	(1,101)	(2,256)	(2,051)	(6,629)	(19,828)	(49,865)	(90,322)	(173,665)
Effect of Risk Adjustment for non-financial risk	–	–	–	–	–	–	–	–	–	13,478	13,478
Gross LIC of the Temporary Regime and Definitive Regime	–	–	–	–	–	–	–	–	–	–	–
Gross provision for incurred claims.	1,750	5,923	5,983	8,969	29,300	25,624	70,663	224,292	625,242	1,408,492	2,406,238

30.10	Capital management -

The Group maintains an actively managed capital base to cover risks inherent in its business. The adequacy of the Group’s capital is monitored using, among other measures, the rules and ratios established by the SBS, the supervising authority of its major subsidiaries and for consolidation purposes. Furthermore, capital management responds to market expectations in relation to the solvency of the Group and to support the growth of the businesses considered in the strategic planning. In this way, the capital maintained by the Group enables it to assume unexpected losses in normal conditions and conditions of severe stress.

The Group’s objectives when managing capital are: (i) to comply with the capital requirements set by the regulators of the markets where the entities within the Group operate; (ii) to safeguard the Group’s ability to continue as a going concern so that it can continue to provide returns for shareholders and benefits for other stakeholders; and (iii) to maintain a strong capital base to support the development of its business, in line with the limits and tolerances established in the declaration of Risk Appetite.

As of December 31, 2023, and 2022, the regulatory capital for the subsidiaries engaged in financial and insurance activities amounted to approximately S/33,452.6 million and S/31,754.6 million, respectively. The regulatory capital has been determined in accordance with SBS regulations in force as of said dates. Under the SBS regulations, the Group’s regulatory capital exceeds by approximately S/7,731.9 million the minimum regulatory capital required as of December 31, 2023 (approximately S/8,156.9 million as of December 31, 2022).

30.11	Fair values –

a)	Financial instruments recorded at fair value and fair value hierarchy –

The following table analyses financial instruments measured at fair value at the reporting date, by the level in the fair value hierarchy into which the fair value measurement is categorized. The amounts are based on the values recognized in the consolidated statement of financial position:

		2023				2022
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Derivative financial instruments:
Currency swaps		–	230,818	–	230,818	–	410,439	–	410,439
Interest rate swaps		–	384,238	–	384,238	–	467,140	–	467,140
Foreign currency forwards		–	334,562	–	334,562	–	500,348	–	500,348
Cross currency swaps		–	35,754	–	35,754	–	98,656	–	98,656
Foreign exchange options		–	1,104	–	1,104	–	1,349	–	1,349
Futures		–	1,187	–	1,187	–	794	–	794
	12(c)	–	987,663	–	987,663	–	1,478,726	–	1,478,726

Investments at fair value through profit or loss	6(a)	2,983,312	919,499	1,079,850	4,982,661	2,619,090	608,714	971,530	4,199,334
Financial assets at fair value through profit or loss		810,582	350	–	810,932	768,187	614	–	768,801

Investments at fair value through other comprehensive income:
Debt Instruments
Corporate bonds		6,176,329	7,139,979	68,842	13,385,150	6,103,452	6,874,613	–	12,978,065
Government treasury bonds		9,722,319	867,883	–	10,590,202	7,917,699	768,441	–	8,686,140
Certificates of deposit BCRP		–	10,935,253	–	10,935,253	–	7,019,479	–	7,019,479
Negotiable certificates of deposit		–	482,047	–	482,047	–	607,218	–	607,218
Securitization instruments		–	683,930	–	683,930	–	673,836	–	673,836
Subordinated bonds		71,590	209,349	–	280,939	176,712	186,714	–	363,426
Other instruments		–	297,220	54,397	351,617	–	121,642	–	121,642
Equity instruments		147,681	173,253	13,868	334,802	159,240	160,738	16,377	336,355
	6(b)	16,117,919	20,788,914	137,107	37,043,940	14,357,103	16,412,681	16,377	30,786,161

Total financial assets		19,911,813	22,696,426	1,216,957	43,825,196	17,744,380	18,500,735	987,907	37,233,022

Financial liabilities
Derivatives financial instruments:
Currency swaps		–	429,365	–	429,365	–	749,420	–	749,420
Foreign currency forwards		–	205,341	–	205,341	–	288,857	–	288,857
Interest rate swaps		–	205,112	–	205,112	–	278,385	–	278,385
Cross currency swaps		–	46,561	–	46,561	–	24,385	–	24,385
Foreign exchange options		–	4,002	–	4,002	–	3,168	–	3,168
Futures		–	1,618	–	1,618	–	1,450	–	1,450
	12(c)	–	891,999	–	891,999	–	1,345,665	–	1,345,665
Financial liabilities at fair value through profit or loss		–	641,915	–	641,915	–	191,010	–	191,010

Total financial liabilities		–	1,533,914	–	1,533,914	–	1,536,675	–	1,536,675

Financial instruments included in the Level 1 category are those that are measured on the basis of quotations obtained in an active market. A financial instrument is regarded as quoted in an active market if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service or regulatory agency and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Financial instruments included in the Level 2 category are those that are measured on the basis of observable market factors. This category includes instruments valued using: quoted prices for similar instruments, either in active or less active markets and other valuation techniques (models) where all significant inputs are directly or indirectly observable based on market data.

Following is a description of how fair value is determined for the main Group’s financial instruments where valuation techniques were used with inputs based on market data which incorporate Credicorp’s estimates on the assumptions that market participants would use for measuring these financial instruments:

-	Valuation of derivative financial instruments -

Interest rate swaps, currency swaps and forward exchange contracts are measured by using valuation techniques where inputs are based on market data. The most frequently applied valuation techniques include forward pricing and swap models, using present value calculations. The models incorporate various inputs, including the credit quality of counterparties, spot exchange rates, forward rates and interest rate curves. Options are valued using well-known, widely accepted valuation models.

A credit valuation adjustment (CVA) is applied to the “Over-The-Counter” derivative exposures to take into account the counterparty’s risk of default when measuring the fair value of the derivative. CVA is the mark-to market cost of protection required to hedge credit risk from counterparties in this type of derivatives portfolio. CVA is calculated by multiplying the probability of default (PD), the loss given default (LGD) and the expected exposure (EE) at the time of default.

A debit valuation adjustment (DVA) is applied to include the Group’s own credit risk in the fair value of derivatives (that is the risk that the Group might default on its contractual obligations), using the same methodology as for CVA.

As of December 31, 2023, the balance of receivables and payables corresponding to derivatives amounted to S/987.7 million and S/892.0 million respectively, See Note 12(c), generating DVA and CVA adjustments for approximately S/3.2 million and S/6.9 million respectively. The net impact of both items in the consolidated statement of income amounted to S/4.0 million of loss. As of December 31, 2022, the balance of receivables and payables corresponding to derivatives amounted to S/1,478.7 million and S/1,345.7 million, respectively, See Note 12(c), generating DVA and CVA adjustments for approximately S/7.5 million and S/11.2 million, respectively. Also, the net impact of both items in the consolidated statement of income amounted to S/6.0 million of loss.

-	Valuation of debt securities classified in the category “at fair value through other comprehensive income” and included in level 2 -

Valuation of certificates of deposit BCRP, corporate, leasing, subordinated bonds and Government treasury bonds are measured by calculating their Net Present Values (NPV) through discounted cash flows, using appropriate and relevant zero coupon rate curves to discount cash flows in the respective currency and considering observable current market transactions.

Certificates of deposit BCRP (CD BCRP) are securities issued at a discount in order to regulate the liquidity of the financial system. They are placed mainly through public auction or direct placement, are freely negotiable by their holders in the Peruvian secondary market and may be used as collateral in Repurchase Agreement Transactions of Securities with the BCRP.

Other debt instruments are measured using valuation techniques based on assumptions supported by prices from observable current market transactions, obtained via pricing services. Nevertheless, when prices have not been determined in an active market, fair values are based on broker quotes and assets that are valued using models whereby the majority of assumptions are market observable.

-	Valuation of financial instruments included in level 3 -

These are measured using valuation techniques (internal models), based on assumptions that are not supported by transaction prices observable in the market for the same instrument, nor based on available market data.

As of December 31, 2023 and 2022, the net unrealized loss of Level 3 financial instruments amounted to S/3.4 million and S/0.1 million, respectively. During 2023 and 2022, changes in the carrying amount of Level 3 financial instruments have not been significant since there were no purchases, issuances, settlements or any other significant movements or transfers from level 3 to Level 1 or Level 2 or vice versa.

b)	Financial instruments not measured at fair value -

We present below the disclosure of the comparison between the carrying amounts and fair values of the financial instruments, which are not measured at fair value, presented in the consolidated statement of financial position by level of the fair value hierarchy:

	2023					2022
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	–	33,930,948	–	33,930,948	33,930,948	–	34,183,840	–	34,183,840	34,183,840
Cash collateral, reverse repurchase agreements and securities borrowing	–	1,410,647	–	1,410,647	1,410,647	–	1,101,856	–	1,101,856	1,101,856
Investments at amortized cost	9,338,213	362,100	–	9,700,313	10,188,927	8,849,683	292,335	–	9,142,018	10,445,729
Loans, net	–	136,698,135	–	136,698,135	136,698,135	–	140,753,972	–	140,753,972	140,753,972
Due from customers on banker’s acceptances	–	412,401	–	412,401	412,401	–	699,678	–	699,678	699,678
Reinsurance contract assets	–	872,046	–	872,046	872,046	–	744,008	–	744,008	744,008
Other assets	–	3,593,296	–	3,593,296	3,593,296	–	1,747,412	–	1,747,412	1,747,412
Total	9,338,213	177,279,573	–	186,617,786	187,106,400	8,849,683	179,523,101	–	188,372,784	189,676,495

Liabilities
Deposits and obligations	–	147,704,994	–	147,704,994	147,704,994	–	147,020,787	–	147,020,787	147,020,787
Payables on repurchase agreements and securities lending	–	10,168,427	–	10,168,427	10,168,427	–	12,966,725	–	12,966,725	12,966,725
Due to Banks and correspondents and other entities	–	12,308,392	–	12,308,392	12,278,681	–	9,012,529	–	9,012,529	8,937,411
Due from customers on banker’s acceptances	–	412,401	–	412,401	412,401	–	699,678	–	699,678	699,678
Lease liabilities	–	512,579	–	512,579	512,579	–	578,074	–	578,074	578,074
Bond and notes issued	–	14,742,600	–	14,742,600	14,594,785	–	16,610,504	–	16,610,504	17,007,194
Insurance contract liability	–	12,318,133	–	12,318,133	12,318,133	–	11,154,008	–	11,154,008	11,154,008
Other liabilities	–	4,586,511	–	4,586,511	4,586,511	–	3,964,203	–	3,964,203	3,964,203
Total	–	202,754,037	–	202,754,037	202,576,511	–	202,006,508	–	202,006,508	202,328,080

The methodologies and assumptions used by the Group to determine fair values depend on the terms and risk characteristics of the various financial instruments and include the following:

(i)
Long-term fixed-rate and variable-rate loans are evaluated by the Group based on parameters such as interest rates, specific country risk factors, and individual creditworthiness of the customer and the risk characteristics of the financed project. Based on this evaluation, allowances are taken into account for the incurred losses of these loans. As of December 31, 2023 and 2022, the carrying amounts of loans, net of allowances, were not materially different from their calculated fair values.

(ii)
Assets for which fair values approximate their carrying value - For financial assets and financial liabilities that are liquid or have a short term maturity (less than three months) it is assumed that the carrying amounts approximate to their fair values. This assumption is also applied to demand deposits, savings accounts without a specific maturity and variable rate financial instruments.

(iii)
Fixed rate financial instruments - The fair value of fixed rate financial assets and liabilities carried at amortized cost are estimated by comparing market interest rates when they were first recognized with current market rates offered for similar financial instruments. The estimated fair value of fixed interest bearing deposits is based on discounted cash flows using prevailing market interest rates for financial instruments with similar credit risk and maturity. For quoted debt issued the fair values are calculated based on quoted market prices. When quoted market prices are not available, a discounted cash flow model is used based on a current interest rate yield curve appropriate for the remaining term to maturity.

30.12	Fiduciary activities, management of funds and pension funds -

The Group provides custody, trustee, investment management and advisory services to third parties; therefore, the Group makes allocations and purchase and sale decisions in relation to a wide range of financial instruments. Assets that are held in a fiduciary capacity are not included in these consolidated financial statements. These services give rise to the risk that the Group will be accused of mismanagement or under-performance.

As of December 31, 2023 and 2022, the value of the net assets under administration off the balance sheet (in millions of soles) is as follows:

	2023	2022

Investment funds and mutual funds	55,773	69,264
Pension funds	36,867	30,596
Equity managed	35,016	35,062
Bank trusts	3,949	4,269
Total	131,605	139,191